Trade and other receivables - Ageing of Trade Receivables and Other Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line items]
Financial assets	£ 7,590.1	£ 8,613.9
Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	7,007.6	8,062.2
Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	582.5	551.7
0-30 days [member]
Disclosure of financial assets [Line items]
Financial assets	1,064.8	1,432.0
0-30 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	934.9	1,370.7
0-30 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	129.9	61.3
31-90 days [member]
Disclosure of financial assets [Line items]
Financial assets	389.3	563.3
31-90 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	341.0	549.1
31-90 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	48.3	14.2
91-180 days [member]
Disclosure of financial assets [Line items]
Financial assets	108.3	136.9
91-180 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	92.1	128.3
91-180 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	16.2	8.6
181 days - 1 year [member]
Disclosure of financial assets [Line items]
Financial assets	27.6	83.3
181 days - 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	22.4	75.6
181 days - 1 year [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	5.2	7.7
Over 1 year [member]
Disclosure of financial assets [Line items]
Financial assets	89.2	99.8
Over 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	63.9	64.8
Over 1 year [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	25.3	35.0
Not past due [member]
Disclosure of financial assets [Line items]
Financial assets	5,910.9	6,298.6
Not past due [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	5,553.3	5,873.7
Not past due [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	£ 357.6	£ 424.9